UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-PX

                      ANNUAL REPORT OF PROXY VOTING RECORD
                 OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-21737
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            CSFB Alternative Capital Multi-Strategy Master Fund, LLC
            --------------------------------------------------------
               (Exact name of registrant as specified in charter)

                                11 Madison Avenue
                                   13th Floor
                               New York, NY 10010
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               (Address of principal executive offices) (Zip code)


                                    PFPC Inc.
                              301 Bellevue Parkway
                                    2nd Floor
                              Wilmington, DE 19809
            --------------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 212-325-2000
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                        Date of fiscal year end: March 31
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             Date of reporting period: July 1, 2004 - June 30, 2005
                                       ----------------------------

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 there under (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

                               PROXY VOTING RECORD
                    FOR PERIOD JULY 1, 2004 TO JUNE 30, 2005

There were no matters relating to a portfolio security considered at any shareholder meeting held during the period covered by this report and with respect to which the registrant was entitled to vote.

                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant   CSFB Alternative Capital Multi-Strategy Master Fund, LLC
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By (Signature and Title)*  /s/ James Vos**
                          ------------------------------------------------------
                           James Vos, President and Chairman of the Board (Principal Executive Officer)

Date   August 29, 2005
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*Print the name and title of each signing officer under his or her signature.

** By:   /s/ Stacie Yates
         ----------------
         Stacie Yates
         Attorney-In-Fact, pursuant to Power of Attorney filed herewith August 29, 2005

                                POWER OF ATTORNEY

         KNOW ALL PERSONS BY THESE PRESENTS, that the undersigned constitutes and appoints

                           JIM VOS (A.K.A. JAMES VOS)
                                  STACIE YATES
                                 MICHAEL CACCESE
                                 GEORGE ZORNADA

and each of them, with full power to act without the other, as true and lawful attorneys-in-fact and agents, with full and several power of substitution, to take any appropriate action to execute and file with the U.S. Securities and Exchange Commission, any amendment to the registration statements of CSFB Alternative Capital Multi-Strategy Fund, LLC, CSFB Alternative Capital Event Driven Fund, LLC, CSFB Alternative Capital Long/Short Equity Fund, LLC, CSFB Alternative Capital Relative Value Fund, LLC, CSFB Alternative Capital Tactical Trading Fund, LLC, CSFB Alternative Capital Multi-Strategy Institutional Fund, LLC, CSFB Alternative Capital Event Driven Institutional Fund, LLC, CSFB Alternative Capital Long/Short Equity Institutional Fund, LLC, CSFB Alternative Capital Relative Value Institutional Fund, LLC, CSFB Alternative Capital Tactical Trading Institutional Fund, LLC, CSFB Alternative Capital Multi-Strategy Master Fund, LLC, CSFB Alternative Capital Event Driven Master Fund, LLC, CSFB Alternative Capital Long/Short Equity Master Fund, LLC, CSFB Alternative Capital Relative Value Master Fund, LLC and CSFB Alternative Capital Tactical Trading Master Fund, LLC (the "Funds"), to file any request for exemptive relief from state and federal regulations, to file the prescribed notices in the various states regarding the sale of shares of the Funds, to perform on behalf of the Funds any and all such acts as such attorneys-in-fact may deem necessary or advisable in order to comply with the applicable laws of the United States or any such state, and in connection therewith to execute and file all requisite papers and documents, including, but not limited to, applications, reports, surety bonds, irrevocable consents and appointments of attorneys for service of process; granting to such attorneys-in-fact and agents, and each of them, full power and authority to do and perform each and every act requisite and necessary to be done in connection therewith, as fully as each might or could do in person, hereby ratifying and confirming all that such attorneys-in-fact and agents or any of them, or their substitute or substitutes, may lawfully do or cause to be done by virtue hereof.

         IN WITNESS WHEREOF, the undersigned has executed this Power of Attorney on the 9th day of March 2005.

/s/ Philip B. Chenok                              /s/ Jim Vos (a.k.a. James Vos)
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/s/ Charles A. Hurly                              /s/ Karin B. Bonding
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